Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MERGER FUND VL
Entity Central Index Key	0001208133
Document Period End Date	Jun. 30, 2024
C000014130 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund® VL
Class Name	Class I
Trading Symbol	MERVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Merger Fund® VL (“Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® VL Class I	$79	1.58%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
Net Assets	$ 33,488,000
Holdings Count | Holding	486
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$33,488
Total number of portfolio holdings	486
Portfolio turnover rate as of the end of the reporting period	87%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	90.6%
Financial	9.4%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	72.0%
Stock with Fixed Exchange Ratio	20.0%
Cash and Stock	8.0%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2024.
Asset Allocation(1)
Financials	22%
Energy	21%
Health Care	14%
Information Technology	13%
Materials	11%
Industrials	7%
Communication Services	6%
Consumer Discretionary	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.